SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Loss	$ 710,458	$ (36,798,419)
Preferred stock dividend	(492,366)
Deemed Dividend due to warrant exchange	(155,279)
Net Income / (Loss) for the period - basic	$ 62,813	$ (36,798,419)
Weighted average number of shares of common stock - basic	1,281,339	381,543
Net Income / (Loss) per share of common stock - basic	$ 0.05	$ (96.45)
Diluted earnings per share of common stock:
Change in fair value of dilutive convertible notes	$ (14,028,067)
Net Income / (Loss) for the period - diluted	$ (13,965,254)	$ (36,798,419)
Denominator:
Conversion of convertible notes into common stock	2,609,360
Common warrants	3,187,060
Weighted average number of shares of common stock - diluted	7,077,759	381,543
Net Income / (Loss) per share of common stock - diluted	$ (1.97)	$ (96.45)